ING PARTNERS, INC.

ING UBS U.S. Large Cap Equity Portfolio

 (the “Portfolio”)

Supplement dated February 2, 2011

to the Portfolio’s Adviser Class (“Class ADV”) and Service Class (“Class S”) Prospectus, and

Initial Class (“Class I”) Prospectus

each dated April 30, 2010

(each a “Prospectus” and collectively “Prospectuses”)

Effective January 1, 2011, Directed Services LLC, the Portfolio’s adviser, has agreed to waive a portion of the Portfolio’s management fee and/or reimburse expenses in amounts to reduce the Portfolio’s expenses.  The Portfolio’s Prospectus is revised as follows:

1.              The table in the section entitled “Fees and Expenses of the Portfolio — Annual Portfolio Operating Expenses” of the summary section of the Portfolio’s Class ADV and Class S Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses(1)

Expenses you pay each year as a % of the value of your investment

Class		ADV	S
Management Fees	%	0.70	0.70
Distribution and/or Shareholder Service (12b-1) Fees	%	0.50	0.25
Administrative Services Fees	%	0.15	0.15
Other Expenses	%	0.00	0.00
Total Annual Portfolio Operating Expenses	%	1.35	1.10
Waivers and Reimbursements(2)%		(0.10)	(0.10)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.25	1.00

(1)         Expense ratios have been adjusted to reflect current contractual rates.

(2)         The adviser is contractually obligated to limit expenses to 1.25% and 1.00% for Class ADV and Class S shares, respectively, through May 1, 2012. There is no guarantee this obligation will continue after May 1, 2012. This obligation will continue only if the adviser elects to renew it and is not eligible for recoupment. This obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses.

2.              The table in the section entitled “Fees and Expenses of the Portfolio — Expense Examples” of the summary section of the Portfolio’s Class ADV and Class S Prospectus is hereby deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$127	418	730	1,615
S	$102	340	597	1,331

3.              The table in the section entitled “Fees and Expenses of the Portfolio — Annual Portfolio Operating Expenses” of the summary section of the Portfolio’s Class I Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses(1)

Expenses you pay each year as a % of the value of your investment

Class	I
Management Fee	0.70%
Distribution and/or Shareholder Service (12b-1) Fees	None
Administrative Services Fee	0.15%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.85%
Waivers and Reimbursements(2)	(0.10)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.75%

(1)         Expense ratios have been adjusted to reflect current contractual rates.

(2)         The adviser is contractually obligated to limit expenses to 0.75% for Class I shares through May 1, 2012. There is no guarantee this obligation will continue after May 1, 2012. This obligation will continue only if the adviser elects to renew it and is not eligible for recoupment. This obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses.

4.              The table in the section entitled “Fees and Expenses of the Portfolio — Expense Example” of the summary section of the Portfolio’s Class I Prospectus is hereby deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$77	261	462	1,040

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING PARTNERS, INC.

ING UBS U.S. Large Cap Equity Portfolio

(the “Portfolio”)

Supplement dated February 2, 2011

to the Portfolio’s Adviser Class, Service Class and Initial Class, Statement of Additional Information (“SAI”) dated April 30, 2010

Effective January 1, 2011, Directed Services LLC (“DSL”), the Portfolio’s adviser, has agreed to waive a portion of the Portfolio’s management fee and/or reimburse expenses in amounts to reduce the Portfolio’s expenses.  The Portfolio’s SAI is revised as follows:

1.              The following is added to the fourth paragraph of the section entitled “Expense Limitation Agreements” found on page 116 of the Portfolio’s SAI:

Pursuant to a side agreement effective January 1, 2011, DSL has effected the following expense limits for ING UBS U.S. Large Cap Equity Portfolio through May 1, 2012: (1) 1.25% for Adviser Class shares of the Portfolio; (2) 0.75% for Initial Class shares of the Portfolio; and (3) 1.00% for Service Class shares of the Portfolio. There is no guarantee that this side agreement will continue after that date. This side agreement will only renew if DSL elects to renew it.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE